Segmented Information	12 Months Ended
Oct. 31, 2023
Segmented Information [Abstract]
SEGMENTED INFORMATION
19.	SEGMENTED INFORMATION

Operating segments

The Company operated in a single reportable operating segment - the acquisition, exploration and evaluation of mineral properties, with its head office function in Canada. As at October 31, 2023, the Company’s exploration and evaluation assets are currently located in Kazakhstan.

The following table details the allocation of assets included in the accompanying consolidated statement of financial position at October 31, 2023:

	Canada	Kazakhstan	Total
Cash and cash equivalents	$208,000	$83,000	$291,000
Other receivables	11,000	—	11,000
Prepaid expenses	41,000	178,000	219,000
Office and equipment	64,000	84,000	148,000
Minerals properties	—	5,035,000	5,035,000
Right-of use assets	186,000	—	186,000
Other non-current assets	33,000	—	33,000
Prepaid expense non-current	—	497,000	497,000
	$543,000	$5,969,000	$6,420,000

The following table details the allocation of assets included in the accompanying consolidated statement of financial position at October 31, 2022:

	Canada	Kazakhstan	Total
Cash and cash equivalents	$237,000	$188,000	$425,000
Other receivables	19,000	35,000	54,000
Prepaid expenses	29,000	91,000	120,000
Office and equipment	86,000	73,000	159,000
Minerals properties	—	5,035,000	5,035,000
Right-of use assets	266,000	—	266,000
Other non-current assets	33,000	—	33,000
Prepaid expense non-current	—	560,000	560,000
	$670,000	$5,981,000	$6,651,000